Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Deficit accumulated during the development stage	$ 49,900,782	$ 35,513,000	$ 50,834,670
Convertible preferred stock, warrants and options have been excluded from the computation of potentially dilutive securities	165,810,057	15,817,737